Shareholders' Equity (Details) - Schedule of total share-based payment expense related to options granted to employees - Share Based Payment Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of total share-based payment expense related to options granted to employees [Line Items]
Cost of revenues	$ 8	$ 36
Research and development	174	608	1,119
General and administrative	323	411	1,162
Total share-based payment expense	$ 505	$ 1,055	$ 2,281